CORE16 Best of Breed Premier Index ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 90.3%

Communication Services — 3.9%
Alphabet, Cl A	56	$18,928
Take-Two Interactive Software*	59	12,998
		31,926
Consumer Discretionary — 8.4%
Carvana, Cl A*	33	13,237
Expedia Group	59	15,626
Ford Motor	1,112	15,435
General Motors	148	12,432
Hasbro	138	12,325
		69,055
Consumer Staples — 1.8%
Dollar General	102	14,630

Financials — 8.9%
Franklin Resources	569	15,147
Goldman Sachs Group	19	17,773
Interactive Brokers Group, Cl A	192	14,377
Morgan Stanley	73	13,344
Robinhood Markets, Cl A*	111	11,042
		71,683
Health Care — 4.7%
Cardinal Health	65	13,967
CVS Health	167	12,445
IDEXX Laboratories*	17	11,398
		37,810
Industrials — 21.5%
3M	89	13,631
Boeing*	48	11,218
Caterpillar	23	15,119
CH Robinson Worldwide	134	26,123
Comfort Systems USA	11	12,563
General Electric	42	12,885
Howmet Aerospace	70	14,566
Johnson Controls International PLC	115	13,715
Quanta Services	33	15,663
Rockwell Automation	39	16,444
Uber Technologies*	142	11,367
United Rentals	13	10,167
		173,461
Information Technology — 34.4%
Advanced Micro Devices*	62	14,677
Amphenol, Cl A	115	16,569
AppLovin, Cl A*	24	11,354
Broadcom	48	15,903
First Solar*	49	11,051
Intel*	326	15,149
International Business Machines	43	13,188
KLA	12	17,135
Lam Research	99	23,113
Microchip Technology	161	12,223
Micron Technology	36	14,936
Monolithic Power Systems	14	15,738
NVIDIA	74	14,144
Palantir Technologies, Cl A*	98	14,366
Description	Shares	Fair Value

Information Technology — continued
Seagate Technology Holdings	48	$19,569
TE Connectivity	64	14,258
Teradyne	67	16,150
Western Digital	71	17,766
		277,289
Materials — 5.1%
Albemarle	92	15,698
CRH	105	12,853
Steel Dynamics	74	13,288
		41,839
Utilities — 1.6%
NRG Energy	84	12,821
Total Common Stock
(Cost $672,213)		730,514

EXCHANGE-TRADED FUND — 9.6%

Domestic Fixed Income — 9.6%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	848	77,719
Total Exchange-Traded Fund
(Cost $77,723)		77,719

Total Investments - 99.9%
(Cost $749,936)		$808,233

Percentages based on Net Assets of $809,269.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
ETF — Exchange Traded Fund
PLC — Public Limited Company
SPDR — Standard & Poor's Depositary Receipts

COR-QH-001-0200